Financial Instruments and Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value [Abstract]
Schedule of Assets and Liabilities are Considered to have Carrying Amounts

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2024	2023	Fair value hierarchy
Financial assets
At fair value:
Option to pay GPS earnout in shares	502	763	Level 3
Right for early repayment of OrbiMed loan	434	-	Level 3
Subtotal financial assets at fair value	936	763

At amortized cost:
Trade receivables	14,440	11,088
Cash and cash equivalents	46,798	22,380
Subtotal financial assets at amortized cost	61,238	33,468
Total financial assets	62,174	34,231

Financial liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	67,284	62,611	Level 3
Exact Sciences 5-Year Warrants	-	2,153	Level 3
NovioGendix contingent consideration	572	1,198	Level 3
Innovatus derivative instrument	-	192	Level 3
Subtotal financial liabilities at fair value	67,856	66,154

At amortized cost:
Loans and borrowings	51,291	36,207
Lease liabilities	8,773	5,058
Trade payables	8,001	8,811
Subtotal financial liabilities at amortized cost	68,065	50,076
Total financial liabilities	135,921	116,230

Schedule of Reconciliation of Cash and Non-Cash Movements

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Kreos[1] and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2024	2023	2024	2023
Beginning balance	192	1,801	65,962	54,063
Cash movements
Loans and borrowings repaid		(1,022)	(555)	(250)
Non-cash movements
Exact Sciences 5-year warrant[2]			(1,116)	2,153
Innovatus embedded derivative convertible call option[3]	(27)
Effective interest rate adjustment		(4)
Fair value changes through profit and loss	(165)	(719)		9,996
Change to level 1 fair value hierarchy		136
Ending balance	-	192	67,856	65,962

[1]	Kreos derivative instrument only in 2023
[2]	Reclassified to equity in 2024
[3]	Fair value adjusted to zero given full repayment of Innovatus loan